Other income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Other income

Note 24 — Other income

	2023	2022	2021
	EUR	EUR	EUR
Other income	333,898	-	-

Other income is mainly comprised of a tax voucher program in North Macedonia set up to provide support for the countries sports organizations which provides income to FKAP, government funding, UEFA youth funding, and interest earned on bank balances in Brera Holdings. Other income was due to FKAP with the exception of the $77,289 interest earned on bank balances in Brera Holdings.